INVESTMENTS (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INVESTMENTS
Equities held	$ 779,019	$ 3,408,092
Warrants held	147,000	188,500
Total Investments	$ 926,019	$ 3,596,592	$ 7,501,155